Supplement to Spinnaker Choice Variable Annuity
                      Supplement dated April 30, 2010 to
                 Prospectus dated May 1, 2008 as supplemented

The disclosure set forth below replaces the information under the heading "Total Annual Operating Expenses" found in the prospectus and any other prior supplements.
===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2009. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced       0.90%	None		0.01%		0.91%	    None	0.91%
 Fund
American Century VP                1.36%	None		0.02%		1.38%	    None	1.38%
 International Fund
American Century 		   0.97%	None		None		0.97%	    None	0.97%
 VP Value Fund (10)
American Century VP                1.00%	None		0.01%		1.01%	    None	1.01%
 Ultra[registered trademark
 symbol] Fund (1)
American Century VP Large          0.80%	0.25%		0.01%		1.06%	    None	1.06%
 Company Value Class II Fund
American Century VP                0.48%	0.25%		0.01%		0.74%	    None	0.74%
 Inflation Protection
 Class II Fund

The Dreyfus Socially               0.75%	None		0.14%		0.89%	    None	0.89%
 Responsible Growth
 Fund, Inc. - Initial
 Shares (10)
Dreyfus IP - MidCap                0.75%	None		0.09%		0.84%	    None	0.84%
 Stock Portfolio -
 Initial Shares (14)
Dreyfus IP - Technology Growth     0.75%	None		0.12%		0.87%	    None	0.87%
 Portfolio - Initial Shares
Dreyfus VIF - Appreciation         0.75%	None		0.05%		0.80%	    None	0.80%
 Portfolio - Initial Shares (14)
Dreyfus Stock Index Fund,          0.25%	0.25%		0.04%		0.54%	    None	0.54%
 Inc. -Service Shares

Federated High Income Bond         0.60%	None		0.45%		1.05%	  -0.20% (2)	0.85%
 Fund II - Primary Shares (14)
Federated Capital Income           0.75%	None		1.52%		2.27%	  -0.93% (4)	1.34%
 Fund II  (3)

Fidelity VIP Contrafund            0.56%	None		0.11%		0.67%	  -0.02%	0.65% (5)
 [registered trademark symbol]
 Portfolio -Initial Class

Fidelity VIP Equity-Income         0.46%	None		0.12%		0.58%	    None	0.58%
 Portfolio -Initial Class
Fidelity VIP Growth & Income       0.46%	None		0.15%		0.61%	   -0.01%	0.60% (5)
 Portfolio - Initial Class
Fidelity VIP Growth Portfolio -    0.56%	None		0.13%		0.69%	   -0.01% 	0.68% (5)
 Initial Class  (14)

Fidelity VIP Money Market          0.19%	0.25%		0.12%		0.56%	   -0.01%	0.55% (6)
 Portfolio -Service Class 2
Fidelity VIP Mid-Cap Portfolio -   0.56%	0.25%		0.12%		0.93%	    None	0.93%
 Service Class 2


Franklin Flex Cap Growth           0.67%	0.25%		0.31%		1.23%	   -0.28%	0.95%
 Securities Fund - Class 2
 (7) (8) (10)
Franklin Income Securities Fund -  0.45%	0.25%		0.02%		0.72%	    None	0.72%
 Class 2
Franklin Small Cap Value           0.52%	0.25%		0.21%		0.98%	   -0.02%	0.96%
 Securities Fund - Class 2
 (8) (10)
Franklin Small-Mid Cap Growth      0.51%	0.25%	 	0.31%		1.07%	   -0.01%	1.06%
 Securities Fund - Class 2 (8) (10)
Franklin U.S. Government           0.49%	0.25%		0.04%		0.78%	    None	0.78%
 Fund - Class 2
Mutual Shares Securities Fund -    0.60%	0.25%		0.18%		1.03%	    None	1.03%
 Class 2
Templeton Developing Markets       1.25%	0.25%		0.23%		1.73%	   -0.01%	1.72%
 Securities Fund - Class 2 (8)
Templeton Global Bond Securities   0.47%	0.25%		0.07%		0.79%	    None	0.79%
 Fund - Class 2
Templeton Growth Securities Fund - 0.75%	0.25%		0.04%		1.04%	    None	1.04%
 Class 2

Invesco V.I. Capital Appreciation  0.62%	0.25%		0.30% (11)	1.17%	    None	1.17%(12)
Fund (Series II Shares) (9) (10)
Invesco V.I. Capital Development   0.75%	0.25%		0.37% (11)	1.37%	   -0.01%	1.36%(12)(13)
Fund (Series II Shares) (9) (10)

Invesco V.I. Global Real Estate    0.75%	None		0.51%		1.26%	    None	1.26%(15)
Fund (Series I Shares) (9) (14)
Invesco V.I. International Growth  0.71%	None		0.35% (11)	1.06%	    None	1.06%(15)
Fund (Series I Shares) (9) (16)

Invesco V.I. International Growth  0.71%	0.25%		0.35% (11)	1.31%	    None	1.31%(12)
Fund (Series II Shares) (9)

JPMorgan Insurance Trust           0.60%	None		0.80% (17)	1.40%	  -0.37%	1.03%(18)
 International Equity Portfolio -
 Class 1 Shares (14)
JPMorgan Insurance Trust Mid       0.65%	None		0.31% (19) 	0.96% 	  -0.05%	0.91%(20)
 Cap Value Portfolio - Class
 1 Shares

PIMCO VIT All Asset Portfolio -	   0.425%(21)	0.25%		0.69% (22)	1.365% (23) None	1.365%
 Advisor Class Shares (10)
PIMCO VIT CommodityRealReturn      0.74% (21)	0.15%		0.22% (24) (25)	1.11% (23) -0.13% (26)	0.98%
 [trademark symbol]
 Strategy Portfolio -
 Administrative Class Shares

Pioneer Emerging Markets VCT       1.15%	0.25%		0.29%		1.69%	   None		1.69%
 Portfolio - Class II Shares
Pioneer Equity Income VCT 	   0.65%	0.25%		0.11%		1.01%	   None		1.01%
 Portfolio - Class II Shares
Pioneer High Yield VCT 	           0.65%	0.25%		0.15%		1.05%	   None		1.05%
 Portfolio - Class II Shares
Pioneer Real Estate Shares         0.80%	0.25%		0.28%	 	1.33%	   None		1.33%
 VCT Portfolio - Class II Shares
Pioneer Strategic Income VCT       0.65%	0.25%		0.66%		1.56%	   None		1.56%
 Portfolio - Class II Shares



The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information



 1  This fund is only available if you have been continuously invested in it since March 15, 2007.

 2  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's Primary Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the
"Fee Limit") through the later of (the "Termination Date"): (a) February 28, 2011; or (b) the date of the
Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

 3  This fund is only available if you have been continuously invested in it since April 28, 2005.

 4  The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund
(after the voluntary waivers and/or reimbursements) will not exceed 1.13% (the "Fee Limit") through the later of (the "Termination Date"): (a) February 28, 2011; or (b) the date of the Fund's next effective Prospectus.
While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

 5   A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity VIP Contrafund[registered tradmark symbol]
Portfolio-Initial Class Shares, 0.68% for Fidelity VIP Growth Portfolio-Initial Class Shares and 0.60% for
Fidelity VIP Growth & Income Portfolio - Initial Class. These offsets may be discontinued at any time.

 6  FMR or its affiliates agreed to waive certain fees during the period.

 7  The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011. This waiver is separate from the waiver related to the Sweep Money Fund.

 8  The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Acquired fund fees and expenses"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

 9  Effective April 30, 2010, each series portfolio of the AIM Variable Insurance Fund will replace references to "AIM" with "Invesco."

 10  This fund is only available if you have been continuously invested in it since April 30, 2009.

 11  Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests.  You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies.  As a result, the Total Annual Fund
Operating Expenses After Fee Waivers and/or Expense Reimbursements listed above may exceed the expense limit numbers.  The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

 12  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45% of average daily net assets.  Please note that in determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, extraordinary or non-routine items are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense
Reimbursements to exceed the numbers reflected above. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.

 13  The Adviser has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.
The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million)
to 0.64% (for average net assets over $10 billion).

 14 This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

 15  The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.  Please note that in determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, extraordinary or non-routine items are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or
Expense Reimbursements to exceed the numbers reflected above. The Board of Trustees or Invesco Advisers,
Inc. may mutually agree to terminate the fee waiver agreement at any time.

 16  This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

 17  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan International Equity Portfolio where the accounting survivor is the JPMorgan International Equity Portfolio.  Because of the reorganization,
"Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year prior to the reorganization and incurred by the Portfolio thereafter, except that the accounting survivor's expenses have been restated to reflect the Portfolio's fund administration fee.

 18  The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses GROSS of Class 1 Shares
(excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed
1.03% of their average daily net assets.   This contract continues through 4/30/11, at which time, the
Service Providers will determine whether or not to renew or revise it.

 19 On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan Mid Cap Value Portfolio where the accounting survivor is the JPMorgan Mid Cap Value Portfolio.  Because of the reorganization,
"Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year prior to the reorganization and incurred by the Portfolio thereafter, except that the accounting survivor's expenses have been restated to reflect the Portfolio's fund administration fee.

 20  The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses GROSS of Class 1 Shares
(excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed
0.90% of their average daily net assets.   This contract continues through 4/30/11, at which time, the
Service Providers will determine whether or not to renew or revise it.

 21  "Management Fees" reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.

 22  Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses) for the Portfolio are based upon the allocation of the Portfolio's assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of the PIMCO Funds or the single class of shares of funds of
PIMCO ETF Trust for the most recent fiscal year. Acquired Fund Fees and Expenses (Underlying PIMCO Fund
Expenses) will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

 23  The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the Portfolio's prospectus, because the
Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

 24  "Other Expenses" reflect interest expense.  Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.

 25  The Subsidiary has entered into a separate contract with PIMCO for the Management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

 26  PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary (as described in footnote 25 above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.


Explanation of Expense Table
1.	The purpose of the Fee Table is to show the various expenses you will incur directly and indirectly
	by investing in the certificate.  The Fee Table reflects expenses of the Separate Account as well as the
	portfolios.  Changes to the portfolio expenses affect the results of the expense Examples in your
	prospectus. Although we have chosen not to update the Examples here, they still generally show how
	expenses and charges affect your certificate value.

2.	There are situations where all or some of the participant transaction expenses do not apply. See
	Section 5 - Expenses for a complete discussion.

You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com

                  Supplement to Spinnaker Choice Prospectus
                      Supplement dated April 30, 2010
              to Prospectus dated May 1, 2008, as supplemented

The following information is provided regarding
Section 3 titled "Purchase - Asset Allocation Program" on Page 10.

The Program described in the subsection titled "ASSET ALLOCATION PROGRAM" is no longer offered to contract Owners. If you previously allocated your Contract Value in accordance with a model's suggested allocation percentages, you will continue to be invested in accordance with the model. You should consult your financial advisor if you have any questions regarding your current allocations.